PGIM Laddered S&P 500 Buffer 20 ETF Investment Objectives and Goals - PGIM Laddered S&P 500 Buffer 20 ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: PGIM LADDERED S&P 500 BUFFER 20 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to provide investors with capital appreciation.